Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 1,634	$ 1,550
Interest-earning demand deposits	5,773	4,597
Cash and Cash Equivalents	7,407	6,147
Securities available-for-sale	17,747	19,968
Securities held-to-maturity (fair value 2016 $7,384; 2015 $13,222)	7,420	12,979
Investment in FHLB stock	2,886	2,388
Loans held for sale	2,059	3,880
Loans, net of allowance for loan losses (2016 $990; 2015 $811)	226,192	201,830
Bank owned life insurance	3,696	3,629
Accrued interest receivable	652	655
Premises and equipment, net	3,175	2,744
Other assets	2,487	1,587
Total Assets	273,721	255,807
Deposits:
Non-interest bearing	8,423	6,974
Interest bearing	174,511	178,587
Total Deposits	182,934	185,561
Borrowings	56,813	46,092
Official bank checks	318	1,114
Other liabilities	1,797	1,280
Total Liabilities	241,862	234,047
Stockholders' Equity
Preferred stock, par value $0.01 and no par value; 25,000,000 and 1,000,000 shares authorized, no shares issued and outstanding
Common stock; par value $0.01 and $0.10; 50,000,000 and 10,000,000 shares authorized; 1,941,688 and 1,785,000 shares issued; 1,941,688 and 1,779,472 shares outstanding in 2016 and 2015, respectively	19	179
Paid-in capital	16,352	7,239
Retained earnings	15,923	14,985
Accumulated other comprehensive loss	(85)	(212)
Treasury stock at cost, 2016-0 shares, 2015-5,528 shares		(46)
Unearned ESOP shares - at cost	(350)	(385)
Total Stockholders' Equity	31,859	21,760
Total Liabilities and Stockholders' Equity	$ 273,721	$ 255,807